UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21579
Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Opportunity Fund (JRO)
October 31, 2008

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 155.2% (93.7% of Total Investments) (4)

	Aerospace & Defense – 0.8% (0.5% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B-1	7.366%	7/31/14	BB-	$427,979
568	DAE Aviation Holdings, Inc., Term Loan B-2	7.170%	7/31/14	BB-	422,968
1,150	Transdigm, Inc., Term Loan B	5.210%	6/23/13	BB-	881,188

2,292	Total Aerospace & Defense				1,732,135

	Airlines – 3.1% (1.9% of Total Investments)

1,975	Delta Air Lines, Inc., Term Loan	6.250%	4/30/14	B	1,135,625
3,679	Northwest Airlines, Inc., DIP Term Loan	5.000%	8/21/13	BB-	2,993,843
4,597	United Air Lines Inc., Term Loan B	5.653%	2/01/14	B+	2,643,243

10,251	Total Airlines				6,772,711

	Auto Components – 2.8% (1.7% of Total Investments)

1,452	Accuride Corporation, Term Loan	7.313%	1/31/12	Ba3	1,099,705
3,963	Federal-Mogul Corporation, Tranche B, Term Loan	5.274%	12/29/14	Ba2	2,412,471
2,022	Federal-Mogul Corporation, Tranche C, Term Loan	6.060%	12/28/15	Ba2	1,230,852
1,976	Lear Corporation, Term Loan	4.890%	4/25/12	BB-	1,284,400

9,413	Total Auto Components				6,027,428

	Building Products – 6.1% (3.7% of Total Investments)

1,574	Atrium Companies, Inc., Term Loan	8.724%	5/31/12	B	944,397
4,913	Building Materials Corporation of America, Term Loan	6.625%	2/22/14	B+	3,429,381
3,000	Building Materials Corporation of America, Term Loan, Second Lien	9.000%	9/15/14	Caa2	1,566,000
3,361	Stile Acquisition Corporation, Canadian Term Loan	5.500%	4/05/13	Caa2	2,322,477
3,394	Stile Acquisition Corporation, Term Loan B	5.000%	4/05/13	Caa2	2,345,063
2,940	TFS Acquisition, Term Loan	7.262%	8/11/13	B+	2,734,200

19,182	Total Building Products				13,341,518

	Capital Markets – 1.0% (0.6% of Total Investments)

480	BNY Convergex Group LLC, Delayed Draw Term Loan, (5) (6)	1.500%	10/02/13	B2	(134,493)
343	BNY Convergex Group LLC, Incremental Term Loan	6.770%	10/02/13	B2	261,162
2,786	BNY Convergex Group LLC, Term Loan	6.770%	10/02/13	B2	2,124,107

3,609	Total Capital Markets				2,250,776

	Chemicals – 5.4% (3.2% of Total Investments)

193	Celanese US Holdings LLC, Credit Linked Deposit	3.926%	4/02/14	BB+	156,648
759	Celanese US Holdings LLC, Term Loan	5.553%	4/02/14	BB+	617,192
1,536	Foamex LP, Term Loan B	8.041%	2/12/13	CCC+	710,618
963	Hercules Offshore, Inc., Term Loan	5.640%	7/11/13	BB	656,906
2,409	Hexion Specialty Chemicals, Inc., Term Loan C-1	6.188%	5/05/13	Ba3	1,676,375
523	Hexion Specialty Chemicals, Inc., Term Loan C-2	6.063%	5/05/13	Ba3	364,156
3,023	Huntsman International LLC, Term Loan	4.969%	4/19/14	BB+	2,628,564
1,441	Ineos US Finance LLC, Tranche B2	5.950%	12/16/13	BB-	802,303
1,441	Ineos US Finance LLC, Tranche C2	6.450%	12/16/14	BB-	789,091
1,253	JohnsonDiversey, Inc., Delayed Term Loan	4.791%	12/16/10	Ba2	995,810
1,448	Lucite International, Term Loan B-1	5.370%	7/07/13	BB-	1,313,693
513	Lucite International, Term Loan B-2	5.370%	7/07/13	BB-	408,368
720	Rockwood Specialties Group, Inc., Term Loan E	4.618%	7/30/12	BB+	603,000

16,222	Total Chemicals				11,722,724

	Commercial Services & Supplies – 1.5% (0.9% of Total Investments)

27	Cenveo Corporation, Delayed Term Loan	4.954%	6/21/13	BB	20,515
952	Cenveo Corporation, Term Loan	4.954%	6/21/13	BB+	718,552
975	NCO Financial Systems, Inc., Term Loan	7.415%	5/15/13	BB-	840,723
1,938	Rental Services Corporation, Term Loan	7.699%	11/27/13	B-	1,196,445
888	Workflow Holdings Corporation, Term Loan	8.420%	11/30/11	B+	610,429

4,780	Total Commercial Services & Supplies				3,386,664

	Communications Equipment – 0.9% (0.5% of Total Investments)

2,340	Aspect Software, Inc., Term Loan B	6.250%	7/11/11	BB-	1,895,400

	Consumer Finance – 0.6% (0.4% of Total Investments)

1,900	Peach Holdings, Inc., Term Loan	7.712%	11/30/13	B	1,337,125

	Containers & Packaging – 4.5% (2.7% of Total Investments)

493	Amscan Holdings, Inc., Term Loan	5.407%	5/25/13	B1	369,375
8,533	Graham Packaging Company, L.P., Term Loan	5.744%	10/07/11	B+	6,988,208
611	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	5.926%	11/01/10	BB	485,991
685	Smurfit-Stone Container Corporation, Term Loan B	4.897%	11/01/11	BB	544,856
1,295	Smurfit-Stone Container Corporation, Term Loan C	4.883%	11/01/11	BB	1,029,640
406	Smurfit-Stone Container Corporation, Tranche C-1	5.125%	11/01/11	BB	323,163

12,023	Total Containers & Packaging				9,741,233

	Diversified Consumer Services – 4.0% (2.4% of Total Investments)

6,930	Cengage Learning Acquisitions, Inc., Term Loan	5.620%	7/05/14	B+	5,201,353
258	Laureate Education, Inc., Delayed Term Loan	7.001%	8/17/14	B1	184,516
1,725	Laureate Education, Inc., Term Loan B	7.001%	8/17/14	B1	1,233,029
3,392	West Corporation, Term Loan	5.512%	10/24/13	BB-	2,196,229

12,305	Total Diversified Consumer Services				8,815,127

	Diversified Financial Services – 0.7% (0.4% of Total Investments)

2,000	Fox Acquisition Sub LLC, Term Loan B	7.250%	7/14/15	BB-	1,580,000

	Diversified Telecommunication Services – 10.6% (6.4% of Total Investments)

898	Choice One Communications, Term Loan B	6.886%	6/30/12	B2	538,929
2,955	Crown Castle Operating Company, Term Loan	5.376%	1/26/14	BB+	2,263,530
2,000	Intelsat, Term Loan	6.834%	2/01/14	BB-	1,675,000
1,936	Intelsat, Tranche B, Term Loan	6.650%	7/01/13	BB-	1,604,046
4,252	Intelsat, Tranche B, Term Loan A	6.650%	1/03/14	BB-	3,529,542
4,251	Intelsat, Tranche B, Term Loan B	6.650%	1/03/14	BB-	3,528,475
4,251	Intelsat, Tranche B, Term Loan C	6.650%	1/03/14	BB-	3,528,475
4,533	Level 3 Financing, Inc., Term Loan	7.000%	3/13/14	B+	3,388,667
3,920	MetroPCS Wireless, Inc., Term Loan	5.176%	11/03/13	BB-	3,254,580

28,996	Total Diversified Telecommunication Services				23,311,244

	Electric Utilities – 6.0% (3.6% of Total Investments)

806	Calpine Corporation, DIP Revolver, (5)	4.397%	3/31/14	B+	550,000
8,422	Calpine Corporation, DIP Term Loan	6.645%	3/31/14	B+	6,777,047
2,126	Murray Energy Corporation, Term Loan	11.310%	1/28/11	N/R	1,870,440
2,955	TXU Corporation, Term Loan B-2	6.659%	10/10/14	Ba3	2,318,004
1,980	TXU Corporation, Term Loan B-3	6.437%	10/10/14	Ba3	1,545,885

16,289	Total Electric Utilities				13,061,376

	Electrical Equipment – 0.9% (0.6% of Total Investments)

2,929	Allison Transmission Holdings, Inc., Term Loan	5.669%	8/07/14	BB-	2,011,552

	Electronic Equipment & Instruments – 0.6% (0.4% of Total Investments)

1,955	Sensata Technologies B.V., Term Loan	5.257%	4/27/13	BB	1,262,930

	Energy Equipment & Services – 0.3% (0.2% of Total Investments)

953	PGS Finance, Inc., Term Loan	5.510%	6/29/15	Ba2	717,383

	Food Products – 1.2% (0.8% of Total Investments)

366	Dole Food Company, Inc., Deposit-Funded Commitment	6.689%	4/12/13	Ba3	268,000
648	Dole Food Company, Inc., Term Loan B	5.277%	4/12/13	Ba3	475,007
2,674	Dole Food Company, Inc., Term Loan C	5.926%	4/12/13	Ba3	1,959,749

3,688	Total Food Products				2,702,756

	Health Care Equipment & Supplies – 0.9% (0.5% of Total Investments)

1,419	Symbion, Inc., Term Loan A	6.559%	8/01/13	Ba3	979,110
1,419	Symbion, Inc., Term Loan B	6.559%	8/01/14	Ba3	979,110

2,838	Total Health Care Equipment & Supplies				1,958,220

	Health Care Providers & Services – 6.4% (3.8% of Total Investments)

984	HCA, Inc., Term Loan A	5.762%	11/18/12	BB	833,771
4,703	Health Management Associates, Inc., Term Loan	5.512%	2/28/14	BB-	3,315,743
1,533	HealthSouth Corporation, Term Loan	5.500%	3/10/13	BB-	1,273,864
1,272	IASIS Healthcare LLC, Delayed Term Loan	5.118%	3/14/14	Ba2	1,030,602
340	IASIS Healthcare LLC, Letter of Credit	2.481%	3/14/14	Ba2	275,516
3,677	IASIS Healthcare LLC, Term Loan	5.118%	3/14/14	Ba2	2,978,430
519	LifePoint Hospitals, Inc., Term Loan B	4.435%	4/18/12	Ba1	437,539
4,454	Vanguard Health Holding Company II LLC, Replacement Term Loan	5.743%	9/23/11	Ba3	3,802,810

17,482	Total Health Care Providers & Services				13,948,275

	Health Care Technology – 0.6% (0.4% of Total Investments)

1,886	Emdeon Business Services LLC, Term Loan	5.762%	11/18/13	BB-	1,423,575

	Hotels, Restaurants & Leisure – 11.2% (6.8% of Total Investments)

3,902	24 Hour Fitness Worldwide, Inc., Term Loan B	6.179%	6/08/12	Ba3	2,907,320
368	CBRL Group, Inc., Term Loan B-2	4.300%	4/28/13	BB-	282,719
2,933	Cedar Fair LP, Term Loan	5.118%	8/30/12	BB	2,155,388
333	Fontainebleau Las Vegas LLC, Delayed Term Loan, (5) (6)	2.000%	6/06/14	B1	(175,000)
667	Fontainebleau Las Vegas LLC, Term Loan	6.065%	6/06/14	B1	316,667
1,897	Green Valley Ranch Gaming LLC, Term Loan B	5.000%	2/16/14	BB-	948,636
2,970	Orbitz Worldwide, Inc., Term Loan	6.391%	7/25/14	BB-	1,908,225
3,595	Shingle Springs Tribal Gaming Authority, Delayed Term Loan, (5)	9.375%	6/15/15	B3	3,541,276
1,975	Travelport LLC, Delayed Term Loan	5.368%	8/23/13	BB-	1,204,750
714	Travelport LLC, Letter of Credit	6.012%	8/23/13	BB-	443,561
3,557	Travelport LLC, Term Loan	6.012%	8/23/13	BB-	2,210,612
1,995	Venetian Casino Resort LLC, Delayed Term Loan	5.520%	5/23/14	BB-	1,147,624
7,900	Venetian Casino Resort LLC, Term Loan	5.520%	5/23/14	BB-	4,544,475
3,258	Wintergames Holdings, Term Loan	6.250%	10/23/08	N/R	3,095,175

36,064	Total Hotels, Restaurants & Leisure				24,531,428

	Household Durables – 2.3% (1.4% of Total Investments)

6,105	Jarden Corporation, Term Loan	5.512%	1/24/12	BB-	4,998,528

	Household Products – 2.7% (1.6% of Total Investments)

7,320	Prestige Brands, Inc., Term Loan B	5.822%	4/06/11	BB-	5,892,933

	Insurance – 1.8% (1.1% of Total Investments)

685	Affirmative Insurance Holdings, Inc., Term Loan	6.537%	1/31/14	B1	496,717
5,339	Conseco, Inc., Term Loan	5.000%	10/10/13	B+	3,537,250

6,024	Total Insurance				4,033,967

	Internet Software & Services – 1.0% (0.6% of Total Investments)

3,887	Sabre, Inc., Term Loan	5.251%	9/30/14	B+	2,252,434

	IT Services – 4.7% (2.8% of Total Investments)

958	Attachmate Corporation, Term Loan	6.368%	4/13/13	BB-	766,093
445	First Data Corporation, Term Loan B-2	6.019%	9/24/14	BB-	329,431
336	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	7.520%	7/28/12	B+	212,520
644	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	7.520%	7/28/12	B+	407,330
2,000	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B-1, WI/DD	TBD	TBD	Caa2	725,000
10,108	SunGard Data Systems, Inc., Term Loan B	4.553%	2/28/14	BB	7,790,760

14,491	Total IT Services				10,231,134

	Leisure Equipment & Products – 2.4% (1.4% of Total Investments)

5,468	Bombardier Recreational Products, Inc., Term Loan	6.347%	6/28/13	B+	3,786,835
3,000	Wimar OpCo LLC, Term Loan, (7)	7.250%	1/03/12	N/R	1,392,500

8,468	Total Leisure Equipment & Products				5,179,335

	Machinery – 1.4% (0.9% of Total Investments)

3,000	Manitowoc Company Term Loan, (5) (6)	0.750%	8/30/14	BB+	(628,500)
578	Navistar International Corporation, Synthetic Letter of Credit	6.242%	1/19/12	BB-	404,445
1,589	Navistar International Corporation, Term Loan	6.421%	1/19/12	BB-	1,112,222
1,780	Oshkosh Truck Corporation, Term Loan	4.503%	12/06/13	BB+	1,241,550
277	Rexnord Corporation, Incremental Term Loan	5.762%	7/19/13	Ba2	220,306
934	Rexnord Corporation, Term Loan	6.370%	7/19/13	Ba2	747,541

8,158	Total Machinery				3,097,564

	Media – 32.7% (19.7% of Total Investments)

1,945	AMC Entertainment, Inc., Term Loan	5.009%	1/28/13	Ba1	1,491,572
988	CanWest Mediaworks LP, Term Loan	4.810%	7/10/15	Ba2	706,063
5,915	Cequel Communications LLC, Term Loan B, 144A	6.207%	11/05/13	BB-	4,386,089
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.262%	3/06/14	B+	1,960,001
9,736	Charter Communications Operating Holdings LLC, Term Loan	5.313%	3/06/14	B+	7,331,264
966	Cumulus Media, Inc., Term Loan	4.757%	6/11/14	B1	562,819
2,000	HIT Entertainment Inc., Term Loan	8.300%	2/26/13	B-	1,090,000
2,928	HIT Entertainment Inc., Term Loan B	4.800%	3/20/12	Ba3	1,830,085
4,913	Idearc, Inc., Term Loan	5.742%	11/17/14	BB	2,120,564
5,932	Metro-Goldwyn-Mayer Studios, Inc., Term Loan	7.012%	4/08/12	N/R	2,999,535
5,880	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	7.012%	4/08/12	N/R	2,972,991
11,782	Neilsen Finance LLC, Term Loan	4.803%	8/09/13	Ba3	8,589,300
3,008	NextMedia Operating, Inc., Term Loan, Second Lien	0.000%	11/15/13	CCC	1,909,815
3,049	Philadelphia Newspapers, Term Loan A, (8)	0.000%	6/29/12	N/R	228,671
1,907	ProQuest Company, Term Loan B	5.716%	2/09/14	BB-	1,658,800
3,832	Regal Cinemas Corporation, Term Loan	5.262%	10/27/13	Ba2	2,897,553
3,816	SFX Entertainment, Inc., Term Loan	7.020%	6/20/13	Ba3	3,072,277
16,807	Tribune Company, Term Loan B, DD1	6.000%	6/04/14	B	7,546,545
1,365	Tribune Company, Term Loan X	7.084%	6/04/09	B	1,074,517
15,000	Univision Communications, Inc., Term Loan	5.250%	9/29/14	B1	8,152,500
1,541	Univision Communications, Inc., Term Loan, Second Lien	5.500%	3/29/09	Caa1	1,352,228
407	Valassis Communications, Inc., Delayed Term Loan	5.520%	3/02/14	BB	285,937
1,226	Valassis Communications, Inc., Tranche B, Term Loan	5.520%	3/02/14	BB	862,352
4,751	WMG Acquisition Corporation, Term Loan	5.064%	2/28/11	BB	3,848,607
4,025	Yell Group PLC, Term Loan	6.118%	10/27/12	N/R	2,777,250

116,719	Total Media				71,707,335

	Metals & Mining – 2.4% (1.5% of Total Investments)

2,499	Amsted Industries, Inc., Delayed Term Loan	5.179%	4/08/13	BB	1,974,061
3,441	Amsted Industries, Inc., Term Loan	6.560%	4/08/13	BB	2,649,851
992	John Maneely Company, Term Loan	7.662%	12/08/13	B+	731,344

6,932	Total Metals & Mining				5,355,256

	Oil, Gas & Consumable Fuels – 5.9% (3.6% of Total Investments)

4,000	Alon Refining Krotz Springs, Inc., Term Loan	10.750%	7/03/14	B+	3,500,000
575	Calumet Lubricants Company LP, Credit Linked Deposit	8.000%	12/17/14	B1	376,437
4,322	Calumet Lubricants Company LP, Term Loan	6.804%	12/17/14	B1	2,831,163
2,992	CCS Income Trust, Term Loan	6.118%	11/14/14	BB-	2,266,790
301	Coffeyville Resources LLC, Credit Linked Deposit	6.633%	12/28/10	BB-	242,482
971	Coffeyville Resources LLC, Term Loan D	6.632%	12/28/13	BB-	782,940
2,993	Quicksilver Resource, Inc., Term Loan	7.735%	8/08/13	B1	2,461,331
567	RAM Energy Resources, Inc., Term Loan	11.625%	11/29/12	N/R	564,099

16,721	Total Oil, Gas & Consumable Fuels				13,025,242

	Paper & Forest Products – 0.9% (0.6% of Total Investments)

3,960	Wilton Products, Term Loan	6.089%	11/16/14	Ba3	1,999,800

	Real Estate Management & Development – 4.9% (2.9% of Total Investments)

4,563	Capital Automotive LP, Term Loan	5.470%	12/15/10	BB+	2,906,555
8,360	LNR Property Corporation, Term Loan B	6.040%	7/12/11	BB	4,577,100
4,938	Realogy Corporation, Delayed Term Loan	6.829%	10/10/13	B+	3,176,537

17,861	Total Real Estate Management & Development				10,660,192

	Road & Rail – 5.9% (3.6% of Total Investments)

444	Hertz Corporation, Letter of Credit	5.454%	12/21/12	BB+	322,540
2,446	Hertz Corporation, Term Loan	4.586%	12/21/12	BB+	1,774,849
18,674	Swift Transportation Company, Inc., Term Loan, DD1	6.063%	5/10/14	B+	10,831,163

21,564	Total Road & Rail				12,928,552

	Semiconductors & Equipment – 0.6% (0.4% of Total Investments)

1,965	Freescale Semiconductor, Inc., Term Loan	5.470%	11/29/13	Ba1	1,344,388

	Software – 3.7% (2.2% of Total Investments)

5,895	Dealer Computer Services, Inc., Term Loan	5.171%	10/26/12	BB	3,831,988
4,000	Dealer Computer Services, Inc., Term Loan, Second Lien	8.671%	10/26/13	B	2,380,000
3,661	IPC Systems, Inc., Term Loan, DD1	6.012%	5/31/14	B+	1,894,768

13,556	Total Software				8,106,756

	Specialty Retail – 7.8% (4.7% of Total Investments)

315	Blockbuster, Inc., Tranche A, Term Loan	6.790%	8/20/09	B1	258,663
1,936	Blockbuster, Inc., Tranche B, Term Loan	6.771%	8/20/11	B1	1,504,895
1,970	Burlington Coat Factory Warehouse Corporation, Term Loan, DD1	5.060%	5/28/13	B2	1,088,307
6,734	Michaels Stores, Inc., Term Loan	5.348%	10/31/13	B	3,974,789
1,960	Sally Holdings LLC, Term Loan	5.196%	11/16/13	BB-	1,537,900
4,985	Toys “R” Us – Delaware, Inc., Term Loan B	7.059%	7/19/12	BB-	3,645,336
7,000	TRU 2005 RE Holding Co I LLC, Term Loan	6.720%	12/08/09	B3	5,115,835

24,900	Total Specialty Retail				17,125,725

	Textiles, Apparel & Luxury Goods – 0.9% (0.5% of Total Investments)

1,395	HBI Branded Apparel Limited, Inc., Term Loan	5.173%	9/05/13	BB+	1,191,838
1,000	HBI Branded Apparel Limited, Inc., Term Loan, Second Lien	7.266%	3/05/14	BB-	783,330

2,395	Total Textiles, Apparel & Luxury Goods				1,975,168

	Trading Companies & Distributors – 0.7% (0.4% of Total Investments)

1,824	Ashtead Group Public Limited Company, Term Loan	4.563%	8/31/11	Ba2	1,568,640

	Wireless Telecommunication Services – 2.4% (1.4% of Total Investments)

7,000	Asurion Corporation, Term Loan	6.060%	7/03/14	N/R	5,238,331

$499,247	Total Variable Rate Senior Loan Interests (cost $484,724,049)				340,252,860

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 10.5% (6.3% of Total Investments)

	Diversified Telecommunication Services – 3.3% (2.0% of Total Investments)

$10,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	6.276%	6/15/13	BB+	$7,300,000

	Health Care Equipment & Supplies – 0.5% (0.3% of Total Investments)

1,500	Reable Therapeutics Financing Corporation	11.750%	11/15/14	CCC+	1,072,500

	Health Care Providers & Services – 0.6% (0.3% of Total Investments)

2,000	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	8.871%	9/15/15	CCC+	1,240,000

	Hotels, Restaurants & Leisure – 1.1% (0.7% of Total Investments)

4,000	Quapaw Tribe of Oklahoma Downstream Development Authority, 144A	12.000%	10/15/15	B-	2,460,000

	Paper & Forest Products – 0.5% (0.3% of Total Investments)

2,000	Verso Paper Holdings LLC, Series B	9.125%	8/01/14	B	1,070,000

	Real Estate Investment Trust – 0.9% (0.5% of Total Investments)

3,000	Felcor Lodging LP, Floating Rate Note, 1.875% plus six-month LIBOR	4.996%	12/01/11	BB-	2,002,500

	Semiconductors & Equipment – 2.6% (1.6% of Total Investments)

1,000	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	8.526%	6/01/13	B+	856,250
11,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	5.776%	10/15/13	B-	4,881,250

12,000	Total Semiconductors & Equipment				5,737,500

	Software – 0.3% (0.2% of Total Investments)

1,000	Telcordia Technologies, Floating Rate Note, 3.75% plus three-month LIBOR, 144A	6.776%	7/15/12	B	655,000

	Trading Companies & Distributors – 0.7% (0.4% of Total Investments)

2,000	Penhall International Corporation, 144A	12.000%	8/01/14	B-	1,390,000

$37,500	Total Corporate Bonds (cost $37,152,744)				22,927,500

	Total Investments (cost $521,876,793) – 165.7%				363,180,360

	Borrowings – (28.2)% (9)				(61,800,000)

	Other Assets Less Liabilities – 8.1%				17,851,809

	Preferred Shares, at Liquidation Value – (45.6)% (9)				(100,000,000)

	Net Assets Applicable to Common Shares – 100%				$219,232,169

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at October 31, 2008. At October 31, 2008, the Fund had unfunded Senior Loan Commitments of $5,524,017.

(6)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at October 31, 2008.

(7)	At or subsequent to October 31, 2008, this issue was under the protection of the Federal Bankruptcy Court.

(8)	Non-income producing. Non-income producing, in the case of a Senior Loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(9)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of Total Investments are 17.0% and 27.5%, respectively.

N/R	Not rated.

DD1	Investment or portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$-	$363,180,360	$-	$363,180,360

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At October 31, 2008, the cost of investments was $522,067,961.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$154
Depreciation	(158,887,755)

Net unrealized appreciation (depreciation) of investments	$(158,887,601)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2008